Other Non-Current Assets, Net - Schedule of Other Non-Current Assets, Net (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other Non-Current Assets,net [Abstract]
Equity investments without readily determinable fair value (Note 2(j))		¥ 236,819		¥ 20,491
Long-term hybrid instrument (Note 2(j))	[1]	125,000		125,000
Amount due from a third party	[2]	33,063		31,709
Contingent considerations (Note 3)				17,549
Receivables from certain shareholders as guarantee deposit due to business combinations				33,374
Others		667		1,407
Less: Allowance for expected credit losses		(33,074)		(4,032)
Less: Impairment loss		(125,000)
Other non-current assets, net		¥ 237,475	$ 33,959	¥ 225,498

[1]	Amount represented a two-year-term debt security valued at RMB125,000 with a fixed return rate of 6% and an additional earning right contingently upon certain conditions met within the contract term. The Group recorded impairment loss on investment in debt securities of RMB125,000 as of December 31, 2025 in the consolidated statements of income (loss) and comprehensive income(loss).
[2]	Amount represented a term-loan (matures in September 2028) to a third party of RMB30,000 and corresponding interest receivable RMB3,063 as of December 31, 2025. The loan bears interest rate 4.5% per annum and is guaranteed by the ultimate controlling owner of the borrower, whom is jointly liable.